STOCK OPTIONS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS
8.	STOCK OPTIONS

The Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 common shares to its officers, directors, employees and consultants.

On August 5, 2015, the Company granted 300,000 stock options to a director of the Company, each of which is exercisable into one common share of the Company at a price of $0.20 per share until July 31, 2020. These options will vest as follows: 100,000 on July 31, 2015, 100,000 on July 31, 2016 and 100,000 on July 31, 2017.

On September 4, 2015, the Company granted 1,000,000 stock options to an officer of the Company, each of which is exercisable into one common share of the Company at a price of $0.20 per share until September 4, 2020. These options will vest as follows: 500,000 on September 4, 2015, 250,000 on September 4, 2016 and 250,000 on September 4, 2017.

On April 29, 2014, the Company granted options to purchase an aggregate of 600,000 common shares to two directors. The stock options will vest over a two year period, with one-third vesting on the date of grant, one-third on the first anniversary date and one-third on the second anniversary date. The stock options have a five year term and each allows the holder to purchase one common share of the Company at a price of $0.20 per share until April 30, 2019.

The Company did not grant any stock options during the year ended December 31, 2016. The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model, and the weighted average grant date fair value of stock options granted during the year ended December 31, 2015 was $0.158 (2014 - $0.114). During the year ended December 31, 2016, the Company recorded share-based compensation of $64,403 (2015 - 147,622, 2014 - $45,840) as consulting expenses related to the vesting of stock options.

The fair value assumptions used were as follows:

	2016	2015	2014

Expected dividend yield	N/A	0%	0%
Risk-free interest rate	N/A	1.51%	1.74%
Expected volatility	N/A	111%	68%
Expected option life (in years)	N/A	4.94	5.00

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)

Outstanding, December 31, 2014	2,550,000	$0.22	1.75

Granted	1,300,000	$0.20
Expired	(1,950,000)	$0.23

Outstanding, December 31, 2015	1,900,000	$0.20	4.20

Granted	–	–
Expired	–	–
Outstanding, December 31, 2016	1,900,000	$0.20	3.20

Exercisable, December 31, 2016	1,550,000	$0.20	3.10

A summary of the status of the Company’s non-vested options and changes are presented below:

	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2014	400,000	$0.11
Granted	1,300,000	$0.16
Vested	(800,000)	$0.15

Non-vested at December 31, 2015	900,000	$0.15
Vested	(550,000)	$0.14

Non-vested at December 31, 2016	350,000	$0.16

As at December 31, 2016, there was $16,424 (2015 – $80,823) in total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 0.66 years.

As at December 31, 2016, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
600,000	$0.20	April 30, 2019
300,000	$0.20	July 31, 2020
1,000,000	$0.20	September 4, 2020
1,900,000